Employee Benefit Plan (Details)	Dec. 31, 2011
401(k) plan covering substantially all employees [Abstract]
Employee 401(k) plan contribution, maximum portion of compensation (in hundredths)	60.00%
Matching contribution, maximum (in hundredths)	50.00%
Matching contribution basis portion of employee compensation, maximum (in hundredths)	3.00%